Filed with the Securities and Exchange Commission on February 28, 2008

1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ____	☐
Post-Effective Amendment No. 260	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 262	☒
(Check appropriate box or boxes.)

ADVISORS SERIES TRUST
 (Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Numbers, Including Area Code) (414) 765-6609

Douglas G. Hess
Advisors Series Trust
615 East Michigan Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)
Copies to:

Julie Allecta, Esq.
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, California  94105-3441
As soon as practical after the effective date of this Registration Statement
Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)
☐	on ________________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on ________________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on ________________ pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Edgar Lomax Value Fund

A series of Advisors Series Trust (the “Trust”)

Investment Advisor: The Edgar Lomax Company

PROSPECTUS

The Edgar Lomax Value Fund (the “Fund”) invests in value stocks for long-term capital growth while providing some income.

This Prospectus contains basic information that you should know before investing.  Please read it and keep it for future reference.

Table of Contents

An Overview of the Fund	2
Fund Performance	2
Calendar Year Total Returns	3
Fees and Expenses of the Fund	3
Investment Objective, Principal Investment Strategies and Related Risks	4
Portfolio Holdings Information	5
Management of the Fund	6
Investor Guide	7
Services Available to Shareholders	9
How to Redeem Your Shares	10
Distributions and Taxes	12
Financial Highlights	14

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

February 28, 2008

Please find the Fund’s Privacy Notice inside the back cover
of this Prospectus.

An Overview of the Fund

What is the Fund’s Investment Objective?

The Fund seeks long-term capital growth while providing some income.

How will the Fund Try to Achieve its Investment Objective?

The Edgar Lomax Company (the “Advisor”) uses a disciplined approach to select stocks for the Fund’s portfolio that it believes are undervalued and have prospects for continued consistent growth.  The Advisor uses fundamental analysis of financial statements to select stocks of issuers that have low price/earnings and price/book ratios as well as strong balance sheet ratios and high and/or stable dividend yields.

The Fund invests primarily in large, well-recognized companies.  Currently, the Advisor expects the Fund’s portfolio to hold at least 20% of the stocks comprising the Standard & Poor’s 100 Index, a capitalization-weighted index of 100 stocks from a broad range of industries.  Normally, the Fund will invest at least 85% of its total assets in equity securities, consisting of common stocks and securities having the characteristics of common stocks, such as convertible securities, exchange-traded funds (“ETFs”), and rights and warrants.

What are the Main Risks of Investing in the Fund?

By itself, the Fund is not a complete, balanced investment plan.  The Fund cannot guarantee that it will achieve its investment objective.  You may lose money by investing in the Fund.  The Fund is subject to the following principal risks:

Management Risk

The skill of the Advisor will play a significant role in the Fund’s ability to achieve its investment objectives.

Market Risk

The value of the Fund’s shares will go up or down based on the movement of the overall stock market and the value of the individual securities held by the Fund.

Fund Performance

The following performance information indicates some of the risks of investing in the Fund.  The bar chart illustrates how the Fund’s total return has varied from year to year.  The table illustrates the Fund’s average annual total return over time compared to a broad-based market index, as well as two indices that reflect the large-cap value segment of the market.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns

During the period of time displayed in the bar chart, the Fund’s best quarter was the second quarter 2003, up 18.27%, and its worst quarter was the third quarter 2002, down 20.39%.

Average Annual Total Returns
For the periods ended December 31, 2007
	One Year	Five Years	Ten Years
Edgar Lomax Value Fund
Return Before Taxes	-0.93%	11.34%	5.99%
Return After Taxes on Distributions[1]	-2.73%	10.44%	5.10%
Return After Taxes on Distributions
and Sale of Fund Shares[1,2]	1.79%	9.85%	4.93%
S&P 500®Index[3] (reflects no deduction for fees, taxes, or expenses)	5.49%	12.83%	5.91%
S&P 500®/Citigroup Value Index[4] (reflects no deduction for fees, taxes, or expenses)	1.99%	14.73%	6.66%
Lipper Large Cap Value Fund Index[5] (reflects no deduction for fees, taxes, or expenses)	2.46%	13.04%	6.12%
_______________
[1]
After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[2]
The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that would have been incurred.

[3]
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation.  It is a market value weighted index with each stock’s weight in the Index proportionate to its market value.  S&P 500 is a registered trademark of Standard and Poor’s. You cannot invest directly in an index.

[4]
The S&P 500/Citigroup Value Index is a market-value-weighted index of stocks in the S&P 500 Index which score highest based on an average of book-to-price ratio, sales-to-price ratio, cash flow-to-price ratio, and dividend yield, representing 50% of the total market value of the S&P 500 Index.  You cannot invest directly in an index.

[5]	The Lipper Large Cap Value Fund Index measures the performance of 30 of the largest funds in the large cap value category as tracked by Lipper, Inc. You cannot invest directly in an index.

Fees and Expenses of the Fund

The following table describes certain fees and expenses that you pay as an investor in a mutual fund.  There are generally two types of expenses involved: shareholder transaction expenses (such as sales loads and redemption fees) and annual fund operating expenses (such as investment advisory fees).  The Edgar Lomax Value Fund is a no-load mutual fund and has no shareholder transaction expenses.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Investment Advisory Fees	0.80%
Other Expenses	0.73%
Acquired Funds Fees and Expenses (“AFFE”)[1]	0.02%
Total Annual Fund Operating Expenses	1.55%
Less Expense Waiver/Reimbursements[2]	(0.54)%
Net Annual Fund Operating Expenses[3]	1.01%
_______________
[1]
AFFE represents the pro rata expenses indirectly incurred by the Fund as a result of investing its cash in unaffiliated money market funds that have their own expenses. AFFE are not used to calculate the Fund’s net asset value and do not correlate to the Ratio of Expenses to Average Net Assets found in the “Financial Highlights” section in this prospectus.  Without AFFE, the Total Annual Fund Operating Expenses for the Fund would have been 1.53%.

[2]
The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund, until such contractual agreement is terminated by the Board of Trustees of the Fund, to ensure that Net Annual Fund Operating Expenses do not exceed 0.99% (excluding AFFE and extraordinary expenses). The Advisor reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund’s expenses are less than the limit agreed to by the Fund. The Advisor may be reimbursed for a period of three years from the date of the expense waiver.  While the Board of Trustees may terminate this expense reimbursement arrangement at any time, it has no intention of doing so.  Without the fee waiver and AFFE, the Fund’s total annual operating expense would have been 1.53% in the previous fiscal year.

[3]
The Advisor has voluntarily agreed to waive a portion of its investment advisory fee contingent upon the Fund’s performance versus the S&P 500’s “value” style index (“S&P 500 Value Index”).  Through February 28, 2006, the performance of the S&P 500 Value Index was that of the S&P 500/Barra Value Index.  Thereafter, it reflects the performance of the S&P 500/Citigroup Value Index.  The amount of the voluntary waiver will depend upon the size of the Fund’s assets as of the end of each month.  The Advisor intends to waive a portion of its investment advisory fee whenever, as of the end of each month, the Fund’s 3-year or 5-year average annual total return is less than that of the S&P 500 Value Index (see “Advisory Fee and Voluntary Fee Waiver” section). If the Advisor waives investment advisory fees under this arrangement, it has also agreed to absorb all expenses, other than investment advisory fees (categorized as “Other Expenses” in the table).  While the Advisor may discontinue its voluntary waiver at any time, it has no intention of doing so. With the voluntary fee waiver, actual net annual fund operating expenses were 0.50% (without AFFE).

Example

This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  It is based on the contractual maximum net annual fund operating expenses referenced above, and it assumes that these expenses will remain the same over the time periods shown.  It also assumes that you make a single $10,000 investment in the Fund to start with, that dividends and distributions are reinvested and that you earn a 5% return each year.  Finally, it assumes that you redeem all of your shares at the end of each of the time periods.  Although your actual expenses may be higher or lower, based on these assumptions, your expenses would be:

1 Year	3 Years	5 Years	10 Years
$103	$322	$558	$1,236

Investment Objective, Principal Investment Strategies and Related Risks

Investment Objective

The investment objective of the Fund is to seek long-term capital growth while providing some income.

Principal Investment Strategies

In buying and selling securities for the Fund, Advisor uses a disciplined approach to select stocks that it believes are undervalued and have prospects for continued consistent growth.  The Advisor uses fundamental analysis of financial statements to select stocks of issuers that have low price/earnings and price/book ratios as well as strong balance sheet ratios and high and/or stable dividend yields.

The Fund invests primarily in large, well-recognized companies.  Currently, the Advisor expects the Fund’s portfolio to hold at least 20% of the stocks comprising the Standard & Poor’s 100 Index, a capitalization-weighted index of 100 stocks from a broad range of industries.  In the absence of substantial cash inflows or outflows, the Advisor does not generally expect the Fund’s annual portfolio turnover rate to exceed 50%.

Normally, the Fund will invest at least 85% of its total assets in equity securities, consisting of common stocks and securities having the characteristics of common stocks, such as convertible securities, ETFs, and rights and warrants.  If the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest without limit in high quality, short-term debt securities and money market instruments.  At such times, the Fund would not be seeking long-term capital growth.  Furthermore, to the extent that the Fund invests in money market mutual funds and ETFs, there will be some duplication of expenses because the Fund would bear its pro rata portion of such investment companies’ advisory fees and operational expenses.

Principal Risks

Management Risk
Management risk means that your investment in the Fund varies with the success or failure of the Advisor’s investment strategies, research, analysis and determination of portfolio securities.  If the Advisor’s investment strategies do not produce the expected results, your investment could be diminished.

Equity Market Risk
The Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings.  Equity market risk means that the prices of common stocks move up or down (sometimes rapidly and unpredictably) in response to general market and economic conditions, interest rates, investor perception and anticipated events, as well as the activities of the particular issuer.  Equity market risk may affect a single issuer, industry, sector of the economy or the market as a whole.  Because the Fund invests in equity securities, its share price may change daily in response to stock market movements.

Sector Risk
Sector risk is the possibility that investments within the same economic sector will decline in price due to sector-specific market or economic developments.  Though the Advisor selects stocks on their individual merits, it is expected that when the Fund’s investments are categorized into their respective economic sectors some sectors will represent a larger portion of the overall portfolio than other sectors.  As a result, potential negative developments affecting one of the larger sectors could have a greater impact on the Fund than a fund with fewer holdings in that sector.

Value Style Risk
The Fund follows a “value” investment style, and there is the risk that value investing, in general, may be out of favor in the market for a period of time.  In addition, the selected stocks’ intrinsic values may not be recognized by the market for a long time, and stocks judged by the Advisor to be undervalued may actually be appropriately priced.

Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”).  A complete listing of the Fund’s portfolio holdings is available on the Fund’s website at www.edgarlomax.com at the end of each calendar quarter with a 15-day lag time.  Currently, disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter—in the Annual and Semi-Annual Reports to Fund shareholders and in the quarterly holdings report on Form N-Q.

Management of the Fund

The Advisor and the Fund’s Portfolio Managers

The Advisor, The Edgar Lomax Company, 6564 Loisdale Court, Suite 310, Springfield, Virginia 22150, has provided asset management services to individuals and institutional investors since 1986. As of January 31, 2008, the Advisor had assets under management of $1.5 billion.  Randall R. Eley is the President and Chief Investment Officer of the Advisor and a Portfolio Manager of the Fund, and he has been active in investment management with the Advisor since its founding in 1986.  Phillip A. Titzer, a Vice President and Portfolio Manager for the Advisor, is principally responsible for the management of the Fund’s portfolio. Mr. Titzer has worked with the Advisor since 1996.

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of securities in the Fund.

The Advisor provides the Fund with advice on buying and selling securities, manages the investments of the Fund, furnishes the Fund with office space and certain administrative services, and provides most of the personnel needed by the Fund.  As compensation, the Fund pays the Advisor a monthly management fee based upon its average daily net assets.  For the fiscal year ended October 31, 2007, the Advisor waived all of its fees.

A discussion regarding the basis for the Fund’s Board of Trustees (the “Board” or “Board of Trustees”) approval of its investment advisory agreement (“Advisory Agreement”) will be available in the Fund’s semi-annual report to shareholders dated April 30, 2008, for the period November 1, 2007 through April 30, 2008.

Advisory Fee and Voluntary Fee Waiver

The Fund pays the Advisor monthly compensation computed daily at the annual rate of 0.80% of the Fund’s average daily net assets.  In addition to the indefinite contractual waiver between the Advisor and the Trust,  the Advisor has also agreed to voluntarily waive (since March 31, 2004) a portion of its advisory fees due from the Fund based upon the Fund’s 3-year average annual total return versus the S&P 500’s “value” style index (“S&P 500 Value Index”).  Through February 28, 2006, the performance of the S&P 500 Value Index was that of the S&P 500/Barra Value Index.  Thereafter, it reflects the performance of the S&P 500/Citigroup Value Index.  The S&P 500/Citigroup Value Index is an unmanaged capitalization-weighted index of those stocks from the S&P 500 Index with “value” characteristics (e.g., lower price-to-book ratios and higher dividend yields).  It represents approximately 50% of the market capitalization of the S&P 500 Index.  Effective February 28, 2005, the Advisor also agreed to voluntarily waive a portion of its advisory fees based upon the Fund’s 5-year average annual total return versus the S&P 500 Value Index. The Advisor intends to waive a portion of its investment advisory fee whenever, as of the end of each month, the Fund’s 3-year or 5-year average annual total return is less than that of the S&P 500 Value Index for the corresponding period.  Further, if the Advisor waives investment advisory fees for any month under these circumstances, the Advisor has also voluntarily agreed to absorb all expenses, other than investment advisory fees.  While the Advisor may discontinue its voluntary waiver at any time, it has no intention of doing so.  Under these conditions, the investment advisory fee will be as follows:

Fund Assets	Reduced Advisory Fee (3-year performance)	“Other Expenses” Cap	“Net Annual Fund Operating Expenses” Limitation
Up to $1 billion	0.75%	0.00%	0.75%
Over $1 billion	0.60%	0.00%	0.60%

Fund Assets	Reduced Advisory Fee (5-year performance)	“Other Expenses” Cap	“Net Annual Fund Operating Expenses” Limitation
All Assets	0.50%	0.00%	0.50%

Investor Guide

How to Purchase Shares of the Fund

To invest in the Fund, the minimum initial and subsequent investment amounts are $2,500 and $100, respectively.  However, if you are investing in an Individual Retirement Account (“IRA”), Coverdell Education Savings Account (“Coverdell ESA”), or you are starting an Automatic Investment Plan (see below), the minimum initial and subsequent investments are $1,000 and $100, respectively.

You may purchase shares of the Fund directly by check, by wire transfer of funds through a bank, or by electronic funds transfer via the Automated Clearing House (“ACH”) network, as described below.  Additionally you may purchase shares through approved financial supermarkets, investment advisors and consultants, financial planners, brokers, dealers and other investment professionals and their agents (“Brokers”) authorized by the Fund to receive purchase orders.

By Mail

If you are making your first investment in the Fund, simply complete an account application and mail it with a check (made payable to “Edgar Lomax Value Fund”) to:

Edgar Lomax Value Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

If you wish to send your application form and check via an overnight delivery service (such as FedEx), delivery cannot be made to a post office box. In that case, mail to the following address:

Edgar Lomax Value Fund
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202-5207

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) post office box, of purchase applications or redemption requests does not constitute receipt by the Transfer Agent.

If you are making a subsequent investment, a stub is attached to the account statement you will receive after each transaction. Detach the stub from the statement and mail it to the Fund along with a check made payable to “Edgar Lomax Value Fund” in the envelope provided with your statement or to the address noted above.  Your account number should be written on the check.

The Fund will not accept cash or money orders.  The Fund also does not accept cashier’s checks in amounts less than $10,000. Also, to prevent check fraud, the Fund will not accept third-party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program.  As requested on the application, you should provide your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-866-205-0524 if you need additional assistance when completing your application.

If we do not have a reasonable belief of the identity of an investor, the account will be rejected or the investor will not be allowed to perform a transaction on the account until such information is received.  The Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Shares of the Fund have not been registered for sale outside the United States.  The Edgar Lomax Value Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

By Wire

If you are making an initial investment in the Fund, before you wire funds, the Transfer Agent must have a completed account application.  You can mail or overnight deliver your account application to the Transfer Agent at the above address.  Upon receipt of your completed account application, the Transfer Agent will establish an account for you.  Once you have an established account, you may instruct your bank to send the wire.  Your bank must include the name of the Fund, as well as your name and account number so that monies can be correctly applied. Your bank should transmit immediately available funds by wire to:

U.S. Bank National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA #075000022
Credit: U.S. Bancorp Fund Services, LLC
A/C #112-952-137
FFC:  Edgar Lomax Value Fund
Shareholder Name (Account Title)
Shareholder Account Number

For all wired funds (whether new or subsequent purchase), we strongly recommend that you contact the Transfer Agent at 1-866-205-0524 to advise them of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your wire.  It is essential that your bank include information about your account in all wire instructions.  If you have questions about how to invest by wire, you may call the Transfer Agent at 1-866-205-0524.  Your bank may charge you a fee for sending a wire payment to the Fund.  Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing.  The Fund and U.S. Bank N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Telephone Purchases

Existing shareholders may purchase additional shares of the Fund by calling 1-866-205-0524.  If you elected the telephone purchase option on your account application, and your account has been open for at least 15 days, telephone orders will be accepted via electronic funds transfer from your bank account through the ACH network.  Each order must be a minimum of $100 and you must have banking information established on your account prior to making a purchase.  If your order is received prior to 4 p.m. Eastern time, your shares will be purchased at the net asset value calculated on the day your order is placed.

You May Purchase Shares Through a Broker

You may be able to invest in, and redeem shares of, the Fund through a Broker, if the Broker has made arrangements with the Fund’s distributor.  The Broker is authorized to designate intermediaries to accept orders on the Fund’s behalf.  The Broker or the authorized designee may place an order for you with the Fund and the Fund will be deemed to have received the order when the authorized Broker or authorized designee accepts the order.

The price you will pay will be the net asset value (“NAV”) which is next calculated after the acceptance of the order by the authorized Broker or the authorized designee.  A Broker may charge you a fee for placing your order. However, you can avoid paying such a fee by sending an account application and payment directly to the Fund.  The Broker may also hold the shares you purchase in its omnibus account, rather than in your name, in the records of the Transfer Agent.  The Advisor may reimburse the Broker for maintaining records of your account as well as for other services provided to you.

Your Broker is responsible for sending your money to the Fund promptly after placing the order to purchase shares, and the Fund may cancel the order if payment is not received from the Broker promptly.

When is Money Invested in the Fund?

Any money received for investment in the Fund from an investor or Broker, whether sent by check or by wire, is invested at the NAV of the Fund which is next calculated after the money is received and accepted (assuming the check or wire correctly identifies the Fund and account). The NAV is calculated at the close of regular trading of the New York Stock Exchange (“NYSE”), normally 4:00 p.m., Eastern time.  A check or wire received after the NYSE closes is invested at the next calculated NAV of the Fund.

How Does the Fund Price its Shares?

The price of the Fund’s shares is its NAV.  The NAV is determined by dividing the value of the Fund’s portfolio securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets - liabilities/ # of shares = NAV).  The NAV takes into account the expenses and fees of the Fund, including management and administration fees, which are accrued daily.  In calculating this, the Fund values its portfolio securities at current market value, if available.  When market quotations are not readily available, securities are valued at fair value as determined by the Board of Trustees.  The Board of Trustees has developed and adopted procedures which specify the fair value methodology.  The Board of Trustees also has procedures in place to monitor the policies and operations of third party providers of fair value prices.  Generally, the Fund does not price its shares on days during which the NYSE is closed for trading.  The NYSE is closed on weekends and most national holidays.

Other Information

The Fund may waive the minimum investment requirements for purchases by certain group plans or retirement plans.  All investments must be made in U.S. dollars, and checks must be drawn on U.S. banks. Third party checks will not be accepted.  A $25 charge will be imposed if a check used to make an investment does not clear.  The Fund reserves the right to reject any investment, in whole or in part. Federal tax law requires that investors provide a certified taxpayer identification number and other certifications on opening an account in order to avoid backup withholding of taxes.  See the account application for more information about backup withholding.  The Fund is not required to issue share certificates.  All shares are normally held in non-certificated form on the books of the Fund, for the account of the shareholder.  The Fund, under certain circumstances, may accept investments of securities appropriate for the Fund’s portfolio, in lieu of cash.  Prior to making such a purchase, you should call the Advisor to determine if such an investment may be made.

Services Available to Shareholders

Retirement Plans and Coverdell ESAs

You may obtain prototype IRA or Coverdell ESA plans from the Fund.  Shares of the Fund are also eligible investments for other types of retirement plans.

Automatic Investment Plan

After your initial investment of $1,000, you may make regular monthly investments in the Fund through an Automatic Investment Plan (“AIP”).  A check is automatically drawn on your personal checking or savings account each month for a predetermined amount (but not less than $100), as if you had written it directly.  To be eligible for the AIP, your financial institution must be a member of the ACH network.  Upon receipt of the withdrawn funds, the Fund automatically invests the money in additional shares of the Fund at the current NAV.  This service can be selected on the account application or requested in writing thereafter.  There is no charge by the Fund for this service, but a $25 fee will be imposed if your purchase does not clear.  The Fund may terminate or modify the AIP at any time.  Shareholders may terminate their participation by notifying the Transfer Agent in writing or by telephone no later than five days before the next scheduled investment.

How to Redeem Your Shares

You have the right to redeem (sell) all or any portion of your shares of the Fund at their next calculated NAV on each day the NYSE is open for trading.  Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 12 calendar days from the purchase date.

Redemptions in Writing

You may redeem your shares by sending a written request to the Transfer Agent.  You should give your account number and state whether you want all or some of your shares redeemed.  The letter should be signed by all of the shareholders whose names appear on the account registration.  Certain redemptions require a signature guarantee (see below).  Send your redemption request to:

Edgar Lomax Value Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Signature Guarantees

A signature guarantee of each owner is required in the following situations:

•	If ownership is changed on your account;
•	When redemption proceeds are sent to any person, address or bank account not on record;
•	When establishing or modifying certain services on an account;
•	If a change of address was received by the Transfer Agent within the 15 days prior to redemption; and
•	For all redemptions greater than $100,000 from any shareholder account.

In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Shareholders redeeming their shares by mail should submit written instructions, and if applicable, a guarantee of their signature(s) by an eligible institution.  Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  Signature guarantees that are not part of these programs will not be accepted.  A notary public is not an acceptable signature guarantor.

Redemption by Telephone

If you complete the Redemption by Telephone portion of the account application, you may redeem all or some of your shares (in amounts up to $100,000) by calling the Transfer Agent at 1-866-205-0524 before the close of trading on the NYSE.  This is normally 4:00 p.m., Eastern time.  Redemption proceeds will be sent on the next business day by check to the address that appears on the Transfer Agent’s records.  If you request, redemption proceeds will be wired on the next business day to the bank account you designated on the account application.  The minimum amount that may be wired is $1,000.  A wire fee of $15 will be deducted from your redemption proceeds.  Telephone redemption proceeds can also be sent via electronic funds transfer through the ACH network, to a predetermined bank account.  There is no charge for the ACH option; however, credit may not be available for two to three days.  Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 15 days before the redemption request.  If the redemption is from a retirement account, you may not redeem these shares by telephone.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

By establishing telephone redemption privileges, you authorize the Fund and the Transfer Agent to act upon the instruction of any person who makes the telephone call to redeem shares from your account and transfer the proceeds to the bank account designated in the account application.  The Fund and the Transfer Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on these instructions.  If these normal identification procedures are followed, neither the Fund nor the Transfer Agent will be liable for any loss, liability, or cost which results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege.  The Fund may change, modify, or terminate these privileges at any time upon at least 60 days’ notice to shareholders.

You may request telephone redemption privileges after your account is opened by calling the Transfer Agent at 1-866-205-0524 for instructions.

You may have difficulties in making a telephone redemption during periods of abnormal market activity.  If this occurs, you may make your redemption request in writing.

Systematic Withdrawal Plan

The Fund offers a Systematic Withdrawal Plan (“SWP”) whereby shareholders may request that a check drawn in a predetermined amount be sent to them each month or calendar quarter. If you have provided bank information, and your bank is a member of the ACH network, the amount may also be sent directly to your checking or savings account via electronic funds transfer. To start this plan, your account must have Fund shares with a value of at least $10,000, and the minimum amount that may be withdrawn each month or quarter is $50.  This plan may be terminated or modified by a shareholder or the Fund at any time without charge or penalty.  A withdrawal under the SWP involves a redemption of shares of the Fund, and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted. Any request to change or terminate your SWP should be communicated in writing or by telephone to the Transfer Agent no later than five days before the next scheduled withdrawal.

What Price is Used for a Redemption?

The redemption price is the NAV of the Fund’s shares, next determined after shares are validly tendered for redemption.  All signatures of account holders must be included in the request and a signature guarantee, if required, must also be included for the request to be valid.

When are Redemption Payments Made?

Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form.  However, the Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with rules of the Securities and Exchange Commission (“SEC”).  If you purchased your shares by check (certified, cashier’s, or otherwise), the Fund may delay payment of your redemption proceeds for up to 12 days from the date of purchase or until your check has cleared, whichever occurs first.

Redemptions through Brokers

The Fund may accept orders for the redemption of shares from a Broker on behalf of a Broker’s customers.  The NAV for any such redemption would be that next calculated after receipt of the order by the Broker.  The Broker is responsible for forwarding any documents required in connection with a redemption, including a signature guarantee, and the Fund may cancel the order if these documents are not received promptly.

Other Information about Redemptions

A redemption may result in recognition of a gain or loss for income tax purposes.  Due to the relatively high cost of maintaining smaller accounts, the shares in your account may be redeemed by the Fund, and the proceeds sent to you if, due to redemptions you have made, the total value of your account is reduced to less than $500.  This does not apply to retirement plans or other tax-deferred accounts. If the Fund determines to make such an involuntary redemption, you will first be notified that the value of your account is less than $500, and you will be allowed 30 days to make an additional investment to bring the value of your account to at least $500 before the Fund takes any action.

The Fund generally pays redemption proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders) the Fund may redeem its shares in-kind by distributing portfolio securities in payment for redemptions.  Shareholders who receive a redemption-in-kind may incur costs to dispose of the securities they receive.

Frequent Transactions and Market Timing

The Board of Trustees has adopted a market timing policy for the Fund which is designed to minimize the frequency and effect of market timing activities in the Fund.  Short-term “market-timers” who engage in frequent purchases and redemptions can disrupt the Fund’s investment program and create additional transaction costs that are borne by all shareholders.  Please bear in mind that the Fund is not in a position to monitor all trading behavior (particularly within group or omnibus accounts maintained by financial intermediaries) and does not feel that the added costs of establishing a process to do so would benefit Fund shareholders.  However, consistent with Rule 22c-2 of the Investment Company Act of 1940, as amended, the Fund and its financial intermediaries have agreed to share certain shareholder and trading information in omnibus accounts.  The Fund may close any account to new purchases when, in the opinion of the Fund, the trading activity is disruptive to the management of the Fund.  The Fund reserves the right, in its sole discretion, to identify trading activity as disruptive or abusive.  At all times, the Fund will act in the best interest of its long-term shareholders and will not knowingly accommodate market timers.

Service Fees

The Fund may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Advisor, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

The Advisor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund. Such payments and compensation are in addition to service fees paid by the Fund.  These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary.  Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Fund’s shareholders.  The Advisor may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.

Distributions and Taxes

Dividends and Other Distributions

Dividends from net investment income, if any, are normally declared and paid by the Fund in December. Capital gain distributions, if any, are also normally made in December, but the Fund may make an additional distribution of dividends or capital gains if it deems it desirable at another time during any year.

All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares; or (2) receive all distributions in cash.  If you wish to change your distribution option, write to the Transfer Agent in advance of the payment date of the distribution.

If you elect to receive dividends and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current NAV.  The Fund also reserves the right to reinvest all subsequent distributions.

Any dividend or capital gain distribution paid by the Fund has the effect of reducing the NAV per share on the ex-date by the amount of the distribution.  You should note that a dividend or capital gain distribution paid on shares purchased shortly before that distribution was declared will be subject to income taxes even though the dividend or capital gain distribution represents, in substance, a partial return of capital to you.

Taxes

The Fund typically makes distributions of dividends and capital gains.  Dividends are taxable to you as either ordinary income or qualified dividend income.  The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares.  You will be taxed in the same manner whether you receive your dividend and capital gain distributions in cash or reinvest them in additional Fund shares.  Although distributions are generally taxable when received, certain distributions declared in October, November, or December but paid the following January are taxable as if received in December.

Special rules apply to ordinary income dividends paid to individuals with respect to taxable years beginning on or before December 31, 2010.  If you are an individual, such ordinary income dividendsthat you receive from the Fund generally will be eligible for taxation at the rates currently applicable to long-term capital gains to the extent that (i) the ordinary income dividend is attributable to “qualified dividend income” (i.e., generally dividends paid by U.S. corporations and certain foreign corporations) received by the Fund, (ii) the Fund satisfies certain holding period and other requirements with respect to the stock on which such qualified dividend income was paid and (iii) you satisfy certain holding period and other requirements with respect to your shares. Ordinary income dividends subject to these special rules are taxed at long-term capital gains rates but are not otherwisetreated as capital gains, and thus will not be included in the computation of your net capital gain and generally cannot be used to offset any capital losses.

By law, the Fund must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the Internal Revenue Service instructs the Fund to do so.

If you sell your Fund shares, it is considered a taxable event for you.  Depending on the purchase price and the sale price of the shares you sell, you may have a gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transaction.  You should consult your own tax advisers concerning federal, state and local taxation of distributions from the Fund.

Financial Highlights

This table shows the Fund’s financial performance for the years shown.  Certain information reflects financial results for a single Fund share.  “Total return” shows how much your investment in the Fund would have increased or decreased during each year, assuming you had reinvested all dividends and distributions.  The information has been audited by Tait, Weller & Baker LLP, whose report and the Fund’s financial statements are included in the Annual Report, which is available upon request.

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
	Year Ended October 31,
	2007	2006	2005	2004	2003

Net asset value, beginning of year	$13.57	$12.11	$11.29	$10.46	$9.03

Income from investment operations:
Net investment income	0.35	0.24	0.24	0.17	0.15
Net realized and unrealized
gain on investments	1.23	2.14	0.84	0.81	1.44

Total from investment operations	1.58	2.38	1.08	0.98	1.59

Less distributions:
From net investment income	(0.26)	(0.25)	(0.18)	(0.15)	(0.16)
From net realized gain on investments	(0.30)	(0.67)	(0.08)	—	—

Total distributions	(0.56)	(0.92)	(0.26)	(0.15)	(0.16)

Net asset value, end of year	$14.59	$13.57	$12.11	$11.29	$10.46

Total return	11.96%	20.83%	9.62%	9.39%	17.89%

Ratios/supplemental data:
Net assets, end of year (thousands)	$26,408	$23,576	$14,072	$12,824	$11,386

Ratio of expenses to average net assets:
Before expense reimbursement	1.23%	1.52%	1.76%	2.13%	2.59%
After expense reimbursement	0.50%	0.62%	0.94%	1.23%	1.23%

Ratio of net investment income to average net assets:
Before expense reimbursement	1.64%	1.53%	1.23%	0.64%	0.52%
After expense reimbursement	2.37%	2.43%	2.05%	1.54%	1.88%

Portfolio turnover rate	51.37%	30.43%	47.97%	10.72%	74.84%

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as required by law or in response to inquiries from governmental authorities.  We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you.  We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

If you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker/dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

THIS PAGE IS NOT A PART OF THE PROSPECTUS

EDGAR LOMAX VALUE FUND
A Series of Advisors Series Trust

FOR MORE INFORMATION

The SAI includes more detail about the Fund and is incorporated by reference into this Prospectus.

The Fund’s annual and semi-annual reports to shareholders (collectively, the “Shareholder Reports”) contain additional information about the Fund’s investments.  The annual report includes a discussion of the market conditions and investment strategies which significantly affected the Fund’s performance during its last fiscal year.

The SAI and Shareholder Reports are available free of charge on the Fund’s website at www.edgarlomax.com.  You can obtain a free copy of the SAI and Shareholder Reports, request other information, or make general inquiries about the Fund by calling the Fund (toll-free) at 1-866-205-0524 or by writing to:

Edgar Lomax Value Fund
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202
www.edgarlomax.com

The SAI, Shareholder Reports and other Fund information may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Call (202) 551-8090 for information about its operations.

Shareholder Reports and other Fund information are also available on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of the proper duplicating fees, by writing to the SEC’s Public Reference Section, Washington, DC 20549-0104 or by electronic request at the following e-mail address: publicinfo@sec.gov.

The Trust’s SEC File Number is 811-07959.

EDGAR LOMAX VALUE FUND
A series of Advisors Series Trust

Statement of Additional Information

Dated February 28, 2008

This Statement of Additional Information (“SAI”) is not a prospectus.  It should be read in conjunction with the Prospectus dated February 28, 2008, as may be amended from time to time, of the Edgar Lomax Value Fund (the “Fund”), a series of Advisors Series Trust (the “Trust”).  The Edgar Lomax Company (the “Advisor”) is the investment advisor to the Fund.  A copy of the Prospectus may be obtained from the Fund at 6564 Loisdale Court, Suite 310, Springfield, Virginia 22150; telephone 1-866-205-0524.

The Fund’s financial statements for the fiscal year ended October 31, 2007, are incorporated herein by reference to the Fund’s Annual Report.  A copy of the Annual Report may be obtained without charge by calling or writing the Fund as shown above.

TABLE OF CONTENTS

The Trust	2
Investment Objectives and Policies	2
Investment Restrictions	7
Management	8
The Fund’s Investment Advisor	12
The Fund’s Service Providers	15
Portfolio Transactions and Brokerage	16
Portfolio Turnover	18
Portfolio Holdings Information	18
Proxy Voting Policy	19
Additional Purchase and Redemption Information	19
Determination of Net Asset Value	21
Tax Matters	22
Dividends and Distributions	24
Anti-Money Laundering Program	24
General Information	25
Financial Statements	26
Appendix	27

THE TRUST

The Trust is an open-end management investment company organized as a Delaware statutory trust under the laws of the State of Delaware on October 3, 1996.  The Trust currently consists of numerous series of shares of beneficial interest, par value $0.01 per share.  This SAI relates only to the Fund and not to any other series of the Trust.  As of the date of this SAI, shares of 30 other series of the Trust are offered in separate prospectuses and statements of additional information.  The Trust may start additional series and offer shares of a new fund under the Trust at any time.

The Trust is registered with the Securities and Exchange Commission (“SEC”) as a management investment company. Such a registration does not involve supervision of the management or policies of the Fund.  The Prospectus of the Fund and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

The Fund commenced operations on December 12, 1997.

INVESTMENT OBJECTIVES AND POLICIES

The investment objective of the Fund is long-term capital growth while providing some income.  The Fund is diversified.  There is no assurance that the Fund will achieve its investment objective.  The discussion below supplements information contained in the Prospectus with respect to the investment policies of the Fund.

Diversification

Under applicable federal securities laws, the diversification of a mutual fund’s holdings is measured at the time the Fund purchases a security.  However, if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets.  If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers.  Accordingly, the Fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the Fund qualifying as a diversified mutual fund under applicable federal laws.

Whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standards or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset.  Accordingly, except with respect to borrowing and illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered in determining whether an investment complies with the Fund’s investment policies and limitations.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by the Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not buy.  If this happens the Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.

The Fund may invest in the following types of investments, each of which is subject to certain risks, as discussed below.

Equity Securities

Common stocks, preferred stocks, convertible securities, rights and warrants are examples of equity securities in which the Fund may invest.   Investments in equity securities are subject to market risks that may cause their prices to fluctuate over time (sometimes substantially).  Owning an equity security can also subject the Fund to the risk that the issuer may discontinue paying dividends.

Common Stock.  A common stock represents a proportionate share of the ownership of a company, and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth above, investments in common stocks are subject to the risk that, in the event a company in which a Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Preferred Stock.  Preferred stocks are equity securities that often pay dividends at a fixed annual rate, thoughit is subject to the risk that the dividend can be changed or omitted by the issuer. Preferred stocks have preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved.   A preferred stock is a blend of the characteristics of a bond and common stock.  It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond.  Unlike common stock, a preferred stock’s participation in the issuer’s growth may be limited.

Convertible Securities, Equity-Linked Derivatives and Warrants.  The Fund may invest in convertible securities, equity-linked derivatives and warrants.  A convertible security is a fixed income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities.  While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Shares of Standard & Poor’s (“S&P”) Depositary Receipts (“SPDRs”) and S&P’s MidCap 400 Depositary Receipts (“MidCap SPDRs”) are considered Equity-Linked Derivatives.  Each of these instruments are derivative securities whose value follows a well-known securities index or basket of securities.  SPDRs and MidCap SPDRs are designed to follow the performance of S&P 500® Index and the S&P MidCap 400® Index, respectively.  Because the prices of SPDRs and MidCap SPDRs are correlated to diversified portfolios, they are subject to the risk that the general level of stock prices may decline or that the underlying indices decline.  In addition, because SPDRs, MidCap SPDRs will continue to be traded even when trading is halted in component stocks of the underlying indices, price quotations for these securities may, at times, be based upon non-current price information with respect to some or even all of the stocks in the underlying indices.  The Fund’s ability to redeem its shares of SPDRs and MidCap SPDRs may be limited by the Investment Company Act of 1940, as amended (the “1940 Act”), which provides that the SPDRs and MidCap SPDRs will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.  There is a risk that these instruments may terminate due to extraordinary events that may cause any of its service providers, such as the trustee or sponsor, to close or otherwise fail to perform their obligations.  Also, because these instruments are granted licenses by agreement to use the indexes as a basis for determining their compositions and/or otherwise to use certain trade names, they may terminate if such license agreements are terminated.

A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price.  Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Short-Term Investments.  The Fund may invest in any of the following securities and instruments:

Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits.  The Fund may acquire certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by the Fund will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.  If the Fund holds instruments of foreign banks or financial institutions, it may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of U.S. domestic issuers (see “Foreign Investments” below). Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans that may be made and interest rates that may be charged.  In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness.  However, such laws and regulations do not necessarily apply to foreign bank obligations that the Fund may acquire.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment objectives and policies stated above and in its Prospectus, the Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations.  The Fund may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

Commercial Paper, Short-Term Notes and Other Corporate Obligations.  The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations.  Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by S&P, “Prime-1” or “Prime-2” by Moody’s Investors Service, Inc. (“Moody’s”), or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality.  These rating symbols are described in the Appendix.

Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper.  While such obligations generally have maturities of ten years or more, the Fund may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated “AA” or higher by S&P or “Aa” or higher by Moody’s.

Investment Company Securities.  The Fund may invest in shares of other investment companies, or mutual funds including exchange-traded funds (“ETFs”).  For example, the Fund may invest in money market mutual funds in connection with its management of daily cash positions.  The Fund currently intends to limit its investments in securities issued by other investment companies (except for money market funds) so that not more than 3% of the outstanding voting shares of any one investment company will be owned by the Fund, or its affiliated persons, as a whole.  The Fund may invest unlimited shares in money market funds for management of its daily cash position.  In addition to the advisory and operational fees a Fund bears directly in connection with its own operation, the Fund would also bear its pro rata portions of each other investment company’s advisory and operational expenses.  Note that, any investment by the Fund in ETFs are subject to its limitations on investments in other investment companies.

Exchange Traded Funds–ETFs are investment companies that are bought and sold on a securities exchange.  An ETF represents a fixed portfolio of securities designed to track a particular market index.  Like other investment companies, ETFs have management fees that are part of their costs, and a Fund will indirectly bear its proportionate share of these costs.

ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, trading may be halted by or shares delisted from the exchange in which they trade, which may impact a Fund’s ability to sell its shares.  The lack of liquidity in a particular ETF could result in it being more volatile than the ETF’s underlying portfolio of securities.  ETFs are also subject to the risks of the underlying securities or sectors the ETF is designed to track.

Government Obligations.  The Fund may make short-term investments in U.S. Government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association (“GNMA”), Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association.

Some of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

Non-U.S. Investments.  The Fund may invest in securities of non-U.S. issuers (“foreign securities”), provided that they are publicly traded in the United States.

Depositary Receipts.  Depositary Receipts (“DRs”) include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or other forms of depositary receipts. DRs are receipts typically issued in connection with a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation.

Risks of Investing in Foreign Securities.  Investments in foreign securities involve certain inherent risks, including the following:

Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States’ economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position.  The internal politics of certain foreign countries may not be as stable as those of the United States.  Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest.  The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners.  Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Taxes. The interest and dividends payable on certain of the Fund’s foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund’s shareholders.

Repurchase Agreements. The Fund may enter into repurchase agreements with respect to the securities in its portfolio. Pursuant to such agreements, the Fund acquires securities from financial institutions such as banks and broker-dealers as are deemed to be creditworthy by the Advisor, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). Securities subject to repurchase agreements will be held by the Fund’s custodian (the “Custodian”) or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% of the repurchase price under the agreement. If the seller defaults on its repurchase obligation, the Fund will suffer a loss to the extent that the proceeds from a sale of the underlying securities are less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Fund’s rights with respect to such securities to be delayed or limited. Repurchase agreements are considered to be loans under the 1940 Act.

When-Issued Securities, Forward Commitments and Delayed Settlements.  The Fund may purchase securities on a “when-issued,” forward commitment or delayed settlement basis.  In this event, the Custodian will segregate liquid assets equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, the Fund may be required subsequently to segregate additional assets in order to assure that the value of the account remains equal to the amount of the Fund’s commitment.  It may be expected that the Fund’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

The Fund does not intend to engage in these transactions for speculative purposes but only in furtherance of its investment objective.  Because the Fund will segregate liquid assets to satisfy its purchase commitments in the manner described, the Fund’s liquidity and the ability of the Advisor to manage it may be affected in the event the Fund’s forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

The Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction.  If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date.  In these cases the Fund may realize a taxable capital gain or loss.  When the Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade.  Failure of such party to do so may result in the Fund’s incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities.  The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

Illiquid Securities. The Fund may not invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid.  The Advisor will monitor the amount of illiquid securities in the Fund’s portfolio, under the supervision of the Trust’s Board of Trustees (the “Board” or “Board of Trustees”), to ensure compliance with the Fund’s investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days.  Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market.  Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation.  Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days.  The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.  Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment.  The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.  If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the Commission under the Securities Act, the Board may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

INVESTMENT RESTRICTIONS

The Trust (on behalf of the Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a “majority” of the Fund’s outstanding voting securities as defined in the 1940 Act.  Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.

As a matter of fundamental policy, the Fund is diversified. This means that as to 75% of its total assets: (1) no more than 5% may be in the securities of a single issuer (other than obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities); and (2) it may not hold more than 10% of the outstanding voting securities of a single issuer.  The Fund’s investment objective is also fundamental.

In addition, the Fund may not:

1.
Issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks in amounts not exceeding one-third of its total assets (not including the amount borrowed); and (ii) this restriction shall not prohibit the Fund from engaging in options transactions;

2.	Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions and except that the Fund may borrow money from banks to purchase securities;

3.	Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

4.	Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities);

5.
Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

6.	Purchase or sell commodities or commodity futures contracts;

7.	Make loans of money (except for purchases of debt securities consistent with the investment policies of the Fund and except for repurchase agreements); or

8.	Make investments for the purpose of exercising control or management.

The Fund observes the following restrictions as a matter of operating but not fundamental policy.  Except as noted below, the Fund may not:

1.
Invest in the securities of other investment companies or purchase any other investment company’s voting securities or make any other investment in other investment companies except to the extent permitted by federal law;

2.
Invest more than 15% of its net assets in securities that are restricted as to disposition or otherwise are illiquid or have no readily available market (except for securities which are determined by the Board to be liquid);

3.	Sell securities short;

4.	Make loans of securities; or

5.
Notwithstanding fundamental restriction 1 above, borrow money, except from banks for temporary or emergency purposes, and in amounts not to exceed 5% of net assets, and subject to the further restriction that no additional investment in securities will be made while any such loan is outstanding.

MANAGEMENT

The overall management of the business and affairs of the Trust is vested with its Board.  The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent.  The day-to-day operations of the Trust are delegated to its officers, subject to the Fund’s investment objective and policies and to general supervision by the Board.

The Trustees and officers of the Trust, their birth dates and positions with the Trust, term of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships or trusteeships held are listed in the table below.  Unless noted otherwise, each person has held the position listed for a minimum of five years.

Independent Trustees
Name, Address and Age	Position with The Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees*	Other Directorships Held
Walter E. Auch (age 86, dob 4/12/1921) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Management Consultant; formerly Chairman, CEO of Chicago Board Options Exchange (CBOE) and President of Paine Webber.	1	Director, Sound Surgical Technologies, LLC; Director/Trustee, Consulting Group Capital Markets Funds (Smith Barney) (11 portfolios); Trustee, The UBS Funds (57 portfolios).
James Clayburn La Force (age 79, dob 12/28/1928) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since May 2002.	Dean Emeritus, John E. Anderson Graduate School of Management, University of California, Los Angeles.	1	Trustee, The Payden Funds (21 portfolios); Trustee, The Metzler/Payden Investment Group (6 portfolios); and Trustee, Arena Pharmaceuticals.
Donald E. O’Connor (age 71, dob 6/18/1936) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Retired; former Financial Consultant and former Executive Vice President and Chief Operating Officer of ICI Mutual Insurance Company (until January 1997).	1	Trustee, The Forward Funds (16 portfolios).
George J. Rebhan (age 73, dob 7/10/1934) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since May 2002.	Retired; formerly President, Hotchkis and Wiley Funds (mutual funds) (1985 to 1993).	1	Trustee, E*TRADE Funds (6 portfolios).
George T. Wofford (age 68, dob 10/8/1939) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Senior Vice President, Federal Home Loan Bank of San Francisco.	1	None.

Officers of the Trust
Name, Address and Age	Position with The Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Joe D. Redwine (age 60, dob 7/9/1947) 615 E. Michigan Street Milwaukee, WI 53202	Chairman, Chief Executive Officer and Principal Executive Officer	Indefinite term since September 2007.	President, CEO, U.S. Bancorp Fund Services, LLC since May 1991.

Douglas G. Hess (age 40, dob 7/19/1967) 615 E. Michigan Street Milwaukee, WI 53202	President	Indefinite term since June 2003.	Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC since March 1997.
Cheryl L. King (age 46, dob 8/27/1961) 615 E. Michigan Street Milwaukee, WI 53202	Treasurer	Indefinite term since December 2007.	Assistant Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC since October 1998.
Robert M. Slotky (age 60, dob 6/17/1947) 2020 E. Financial Way Glendora, CA 91741	Vice President, Chief Compliance Officer, AML Officer	Indefinite term since September 2004.	Vice President, U.S. Bancorp Fund Services, LLC since July 2001, formerly Senior Vice President, ICA (May 1997 – July 2001).
Jeanine M. Bajczyk, Esq. (age 42, dob 4/16/1965) 615 E. Michigan Street Milwaukee, WI 53202	Secretary	Indefinite term since June 2007.
Vice President and Counsel, Legal Compliance and Administration, U.S. Bancorp Fund Services, LLC since May 2006; Senior Counsel, Wells Fargo Funds Management, LLC May 2005 to May 2006; Associate Counsel, Strong Financial Corporation January 2001 to May 2005.

*
The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Fund.  The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment advisor with any other series.

Compensation.   Effective January 1,2008, the Trustees who are not “interested persons” of the Trust as defined under the 1940 Act (the “Independent Trustees”) receive an annual trustee fee of $44,000 per year with no additional fee for special meetings.  The Trustees also receive reimbursement from the Trust for expenses incurred in connection with attendance at regular meetings.  The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Trustees.

Name of Person/Position	Aggregate Compensation From the Fund[1]	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund and Fund Complex Paid to Trustees[2]
Walter E. Auch, Trustee	$1,340	None	None	$1,340
James Clayburn La Force, Trustee	$1,346	None	None	$1,346
Donald E. O’Connor, Trustee	$1,416	None	None	$1,416
George J. Rebhan, Trustee	$1,440	None	None	$1,440
George T. Wofford, Trustee	$1,359	None	None	$1,359

[1]	For the Fund’s fiscal year ended October 31, 2007.
[2]	There are currently numerous series comprising the Trust. For the Fund’s fiscal year ended October 31, 2007, trustees’ fees and expenses in the amount of $180,205 were allocated to the Trust.

Fund Shares Beneficially Owned by Trustees.  As of December 31, 2007, Mr. Wofford, an Independent Trustee, beneficially owned shares of the Fund with a total value, as of that date, between $1 and $10,000.  No other Trustee, including the remainder of the Independent Trustees, beneficially owns shares of the Fund.

Name of Trustee	Dollar Range of Equity Securities in the Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, Over $100,000)	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Walter E. Auch, Trustee	None	None
James Clayburn La Force, Trustee	None	None
Donald E. O’Connor, Trustee	None	None
George J. Rebhan, Trustee	None	None
George T. Wofford, Trustee	$1 - $10,000	$1 - $10,000

Control Persons, Principal Shareholders, and Management Ownership.  A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  As of January 31, 2008, the following shareholders were considered to be either a control person or principal shareholder of the Fund:

Name and Address	% Ownership	Type of Ownership
The Edgar Lomax Company* 6564 Loisdale Court, Suite 310 Springfield, VA 22150	44.88%	Record

Nationwide Insurance Company* P.O. Box 182029 Columbus, OH 43218	25.31%	Record
Montgomery College Foundation 900 Hungerford Drive, #235 Rockville, MD 20850-1728	8.28%	Record
Nationwide Trust Company P.O. Box 182029 Columbus, OH 43218	5.52%	Record
*	Control persons of the Fund.

The Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of the Fund.  Furthermore, neither the Independent Trustees nor members of their immediate family own securities beneficially or of record in the Advisor, the Distributor (as defined below) or an affiliate of the Advisor or Distributor.  Accordingly, neither the Independent Trustees nor members of their immediate family have a direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the Distributor or any of their affiliates.  In addition, during the most recently completed calendar year, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Advisor, the Distributor or any affiliate of thereof was a party.

Board Committees.  The Trust has four standing committees: the Audit Committee, the Qualified Legal Compliance Committee (“QLCC”), the Nominating Committee and the Valuation Committee.

The Audit Committee is comprised of all of the Independent Trustees.  It does not include any interested Trustee.  The Audit Committee typically meets once per year with respect to the various series of the Trust.  The Audit Committee met once during the Fund’s last fiscal year with respect to the Fund.  The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or the Fund’s financial statements and to ensure the integrity of the Fund’s pricing and financial reporting.

The Audit Committee also serves as the QLCC for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”).  An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities). The QLCC meets as needed and did not meet with respect to the Fund during the Fund’s last fiscal year.

The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary.  During the fiscal year ended October 31, 2007, the Nominating Committee met once with respect to the Fund.  The Nominating Committee is comprised of Messrs. Auch, O’Connor, Rebhan and Wofford.

The Nominating Committee will consider nominees recommended by shareholders for vacancies on the Board.  Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s By-Laws.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive offices of the Trust not later than 60 days prior to the shareholder meeting at which any such nominee would be voted on.

The Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of at least one representative from the Administrator’s staff who is knowledgeable about the Fund and at least one Trustee.  The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board.  The Valuation Committee meets as needed and did not meet with respect to the Fund during the Fund’s last fiscal year.

THE FUND’S INVESTMENT ADVISOR

Subject to the supervision of the Board, investment management and related services are provided by the Advisor, pursuant to an Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and the Advisor.  Randall R. Eley controls the Advisor through his ownership (over 25% of the Advisor).  Mr. Eley is also the President and a director of the Advisor.

Under the Advisory Agreement, the Advisor agreed to invest the assets of the Fund in accordance with the Fund’s investment objective, policies and restrictions as set forth in the Fund’s and Trust’s governing documents, including, without limitation, the Trust’s Agreement and Declaration of Trust and By-Laws; the Fund’s prospectus, statement of additional information, and undertakings; and such other limitations, policies and procedures as the Board may impose from time to time in writing to the Advisor. In providing such services, the Advisor shall at all times adhere to the provisions and restrictions contained in the federal securities laws, applicable state securities laws, the Internal Revenue Code of 1986, as amended (the “Code”), and other applicable law.

Without limiting the generality of the foregoing, the Advisor has agreed to (i) furnish the Fund with advice and recommendations with respect to the investment of the Fund’s assets, (ii) effect the purchase and sale of portfolio securities; (iii) manage and oversee the investments of the Fund, subject to the ultimate supervision and direction of the Board; (iv) vote proxies and take other actions with respect to the Fund’s securities; (v) maintain the books and records required to be maintained with respect to the securities in the Fund’s portfolio; (vi) furnish reports, statements and other data on securities, economic conditions and other matters related to the investment of the Fund’s assets which the Trustees or the officers of the Trust may reasonably request; and (vii) render to the Board such periodic and special reports as the Board may reasonably request. The Advisor has also agreed, at its own expense, to maintain such staff and employ or retain such personnel and consult with such other persons as it shall from time to time determine to be necessary to the performance of its obligations under the Advisory Agreement. Personnel of the Advisor may serve as officers of the Trust provided they do so without compensation from the Trust.  Without limiting the generality of the foregoing, the staff and personnel of the Advisor shall be deemed to include persons employed or retained by the Advisor to furnish statistical information, research, and other factual information, advice regarding economic factors and trends, information with respect to technical and scientific developments, and such other information, advice and assistance as the Advisor or the Board may desire and reasonably request.

With respect to the operation of the Fund, the Advisor has agreed to be responsible for the expenses of printing and distributing extra copies of the Prospectus, SAI, and sales and advertising materials (but not the legal, auditing or accounting fees attendant thereto) to prospective investors (but not to existing shareholders); and the costs of any special Board meetings or shareholder meetings convened for the primary benefit of the Advisor.

As compensation for its services, the Fund pays the Advisor an advisory fee at the rate specified in the Prospectus.  In addition to the fees payable to the Advisor, the Fund is responsible for its own operating expenses, including: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of the Fund including all fees and expenses of its custodian, shareholder services agent and accounting services agent; interest charges on any borrowings; costs and expenses of pricing and calculating its daily net asset value (“NAV”) and of maintaining its books of account required under the 1940 Act; taxes, if any; a pro rata portion of expenditures in connection with meetings of the Fund’s shareholders and the Board that are properly payable by the Fund; salaries and expenses of officers and fees and expenses of members of the Board or members of any advisory board or committee who are not members of, affiliated with or interested persons of the Advisor or Administrator; insurance premiums on property or personnel of the Fund which inure to its benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and statements of additional information of the Fund or other communications for distribution to existing shareholders; legal, auditing and accounting fees; trade association dues; fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining and servicing shareholder accounts, including all charges for transfer, shareholder record keeping, dividend disbursing, redemption, and other agents for the benefit of the Fund, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses, except as otherwise prescribed in the Advisory Agreement.

The Advisor has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses (excluding interest and tax expenses) to the limit set forth in the Expense Table contained in the Prospectus (the “expense cap”).  Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in any of the subsequent three fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.  The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years. Any such reimbursement is also contingent upon subsequent Board review and ratification of the reimbursed amounts.  Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.

Under the Advisory Agreement, the Advisor will not be liable to the Trust or the Fund or any shareholder for any act or omission in the course of, or connected with, rendering services or for any loss sustained by the Trust except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith or gross negligence, or reckless disregard of its obligations and duties under the Agreement.

The Advisory Agreement will remain in effect for a period not to exceed two years.  Thereafter, if not terminated, the Advisory Agreement will continue automatically for successive annual periods, provided that such continuance is specifically approved at least annually (i) by a majority vote of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the Board or by vote of a majority of the outstanding voting securities of the Fund.

The Advisory Agreement is terminable by vote of the Board or by the holders of a majority of the outstanding voting securities of the Fund at any time without penalty, on 60 days’ written notice to the Advisor.  The Advisory Agreement also may be terminated by the Advisor on 60 days’ written notice to the Trust.  The Advisory Agreement terminates automatically upon its assignment (as defined in the 1940 Act).

	Advisory Fees paid during fiscal years ended October 31,
	2007	2006	2005
Fees Accrued	$138,513	$101,315	$100,316
Fees Waived and Expenses Absorbed by Advisor	$203,015	$147,553	$112,896
Total Expenses Absorbed by Advisor	($64,502)	($46,238)	($12,580)
Fees Paid to Advisor	$0	$0	$0

THE FUND’S PORTFOLIO MANAGERS

Randall R. Eley and Phillip A. Titzer are responsible for the day-to-day management of the Fund’s investment portfolio.  The following table shows the number of other accounts managed by Mr. Eley and Mr. Titzer and the total assets in the accounts managed within various categories as of October 31, 2007.

Mr. Eley and Mr. Titzer
Type of Accounts	Number of Accounts	Total Assets	Number of Accounts with Advisory Fee based on performance	Total Assets
Registered Investment Companies	0	$0.00	0	$0.00
Other Pooled Investments	0	$0.00	0	$0.00
Other Accounts	46	$1.5 billion	2	$34 million

Material Conflict of Interest.  The portfolio managers who have day-to-day management responsibilities with respect to other accounts may be presented with potential or actual conflicts of interest.

The management of other accounts may result in a portfolio manager devoting unequal time and attention to the management of the Fund and/or other accounts.  In approving the Advisory Agreement, the Board was satisfied that the portfolio managers would be able to devote sufficient attention to the management of the Fund, and that the Advisor seeks to manage such competing interests for the time and attention of the portfolio managers.

All large-cap value equity accounts are managed with the same investment style, and client/Fund portfolios are substantially similar.  With respect to securities transactions for the Fund, the Advisor determines which broker to use to execute each transaction, consistent with its duty to seek best execution of the transaction.  For buy or sell transactions considered simultaneously for the Fund and other accounts, orders are placed at the same time.  The Fund and client accounts are not generally invested in thinly traded or illiquid securities; therefore, there is not expected to be a conflict in fulfilling investment opportunities.

Compensation. The portfolio managers receive a fixed annual salary in cash.  The portfolio managers’ salaries are comparable to other managers that manage similar type funds.  Both portfolio managers receive an annual bonus related to Advisor profitability.  Mr. Eley participates in a deferred compensation plan on a voluntary basis.  The portfolio managers also participate in a retirement plan in the form of a 401(k) profit sharing plan.  Upon meeting certain tenure requirements, all employees of the Advisor are awarded stock options in The Edgar Lomax Company.

Securities Owned in the Fund by Portfolio Managers.  As of October 31, 2007, the portfolio managers owned the following securities in the Fund:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 to $1,000,000, Over $1,000,000)	Aggregate Dollar Range of Securities in all Registered Investment Companies Overseen by Portfolio Manager in Family of Investment Companies
Randall R. Eley	$1 - $10,000	$1 - $10,000
Phillip A. Titzer	$100,001 - $500,000	$100,001 - $500,000

THE FUND'S SERVICE PROVIDERS

Fund Administrator.  Pursuant to an Administration Agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as administrator for the Fund.  The Administrator provides certain administrative services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and  arranging  for the maintenance of books and records of the Fund, from time to time, monitoring the Fund’s compliance with the Fund’s investment objective and restrictions, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, the Administrator does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

The Administration Agreement is terminable without penalty by the Trust on behalf of the Fund or by the Administrator on 60 days’ written notice (as defined in the 1940 Act).  The Administration Agreement also provides that neither the Administrator nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration of the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administration Agreement.

Administration Fees Paid during fiscal years ended October 31,
	2007	2006	2005
U.S. Bancorp Fund Services, LLC	$55,407	$32,989	$29,999

Custodian and Transfer Agent.  U.S. Bank National Association (the “Custodian”), located at Custody Operations, 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212, acts as Custodian of the securities and other assets of the Fund.  U.S. Bancorp Fund Services, LLC (“USBFS”) also acts as the Fund’s transfer agent (“Transfer Agent”), shareholder service agent and dividend paying agent.  The Custodian and Transfer Agent do not participate in decisions relating to the purchase and sale of securities by the Fund. The Custodian and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Fund may invest.

Independent Registered Public Accounting Firm and Legal Counsel.  Tait, Weller & Baker LLP, 1818 Market Street, Philadelphia, Pennsylvania 19103, is the independent registered public accounting firm for the Fund.  Paul, Hastings, Janofsky & Walker, LLP (“Paul Hastings”), 55 Second Street, 24th Floor, San Francisco, California 94104, is counsel to the Fund.  Paul Hastings also serves as independent legal counsel to the Board.

Distributor.  The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with Quasar Distributors, LLC, 615 E. Michigan Street, Milwaukee, Wisconsin 53202 (the “Distributor”), pursuant to which the Distributor acts as the Fund’s distributor, provides certain administration services and promotes and arranges for the sale of the Fund’s shares.  The Fund engages in a continuous offering of its shares.  The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”) (formerly, the National Association of Securities Dealers, Inc.).

The Distribution Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party.  The Distribution Agreement was re-approved at a meeting of the Board on December 12, 2007.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days’ written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board , including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

PORTFOLIO TRANSACTIONS AND BROKERAGE

Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers will be used to execute the Fund’s portfolio transactions.  Purchases and sales of securities in the over-the-counter market will be executed directly with a “market-maker” unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters.  Where possible, purchase and sale transactions will be made through dealers (including banks) which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere.  Dealers and underwriters usually act as principal for their own account.  Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price.  If the execution and price offered by more than one broker, dealer or underwriter are comparable, the order may be allocated to a broker, dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Advisor will seek best execution.  The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors.  The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Fund, to be useful in varying degrees, but of indeterminable value.  Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by FINRA.

While it is the Advisor’s general policy to seek best execution to obtain the most favorable price and execution available, in selecting a broker-dealer to execute portfolio transactions for the Fund, when it is determined that more than one broker-dealer can deliver best execution, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Advisor, even if the specific services are not directly useful to the Fund and may be useful to the Advisor in advising other clients.  Brokerage and research services include, but are not limited to, publications, analyses, and reports concerning issuers, industries, securities, economic factors and trends.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.  The standard of reasonableness is to be measured in light of the Advisor’s overall responsibilities to the Fund.  The Board will review quarterly the Advisor’s performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Fund.  Such review is conducted for the purpose of determining if the markups and commissions, if any, paid by the Fund are reasonable in relation to the benefits received by the Fund taking into account the competitive practices of the industry.

Investment decisions for the Fund are made independently from those of other client accounts managed or advised by the Advisor.  Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts.  In such event, the position of the Fund and such client account(s) in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of these client accounts seeks to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned.  In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

The Fund does not place securities transactions through brokers as compensation for selling shares of the Fund, but broker-dealers who execute brokerage transactions may effect purchases of shares of the Fund for their customers.

Aggregate Brokerage Commissions Paid during fiscal years ended October 31,
	2007*	2006	2005
Brokerage commissions	$23,087	$14,331	$13,660

*	The increase in brokerage commissions from October 31, 2006 to October 31, 2007 correlates with the increase in Fund assets over the same period of time.

The table below indicates the value of research services received from some or all of the brokers used to execute fund transactions.

	2007	2006	2005
Research, statistical or other services	$7,883	$5,495	$4,567

The table below indicates the portion of the Fund’s aggregate brokerage for fiscal year 2007 (from the first table above) that was directed to brokers who, in addition to providing trade execution, also supplied the Fund with research services.

Fiscal year ended October 31, 2007
Dollar Value of Securities Traded	Related Soft Dollar Brokerage Commissions
$17,526,600	$10,783

The Fund may invest in the securities of broker/dealers who have executed trades for the Fund.  The table below indicates the value of securities of such broker/dealers held by the Fund as of October 31, 2007:

Name of Broker/Dealer	Total Value of Securities Held by the Fund
Merrill Lynch	$514,956

PORTFOLIO TURNOVER

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.

Portfolio Turnover During fiscal years ended October 31,
2007	2006
51.37%	30.43%

PORTFOLIO HOLDINGS INFORMATION

The Advisor and the Fund maintain portfolio holdings disclosure policies (the “Disclosure Policies”) that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund.  These Disclosure Policies have been approved by the Board of Trustees of the Fund.  Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

From time to time, rating and ranking organizations such as S&P and Morningstar, Inc. may request complete portfolio holdings information in connection with rating the Fund.  The Fund believes that these third parties have legitimate objectives in requesting such portfolio holdings information.  To prevent such parties from potentially misusing portfolio holdings information, the Fund will generally only disclose such information at the end of the most recent calendar quarter, with a lag of at least 15 days.  In addition, the Trust, the Advisor, or its designee, may grant exceptions to permit additional disclosure of portfolio holdings information at differing times, and with differing lag times to rating agencies and to pension plan sponsors and/or their consultants, provided that (1) the recipient is subject to a confidentiality agreement, (2) the recipient will utilize the information to reach certain conclusions about the investment management characteristics of the Fund and will not use the information to facilitate or assist in any investment programs, and (3) the recipient will not provide third-party access to this information.

B018

In addition, the Fund’s administrator, accountant, custodian and transfer agent, may receive portfolio holdings information in connection with their services to the Fund.  In no event shall the Advisor, its affiliates or employees, or the Fund receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental and regulatory personnel) requires the approval of the Chief Compliance Officer of the Trust.  The Chief Compliance Officer or designated officers of the Trust will approve the furnishing of non-public portfolio holdings to a third party only if they consider the furnishing of such information to be in the best interest of the Fund and its shareholders.  No consideration may be received by the Fund, the Advisor, any affiliate of the Advisor or their employees in connection with the disclosure of portfolio holdings information.  The Board receives and reviews annually a list of the persons who receive non-public portfolio holdings information and the purpose for which it is furnished.

PROXY VOTING POLICY

The Board has adopted Proxy Voting Policies and Procedures (the “Proxy Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Advisor, subject to the Board’s continuing oversight.  The Policies require that the Advisor vote proxies received in a manner consistent with the best interests of the Fund and its shareholders.  The Proxy Policies also require the Advisor to present to the Board, at least annually, the Advisor’s Proxy Voting Policies and Procedures (“Advisor’s Proxy Policies”) and a record of each proxy voted by the Advisor on behalf of a Fund, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest.

The Advisor has adopted the Advisor’s Proxy Policies which underscores the Advisor’s concern that all proxies voting decisions be made in the best interests of the Fund and that the Advisor will act in a prudent and diligent manner intended to enhance the economic value of the assets of the Fund.

A general statement of voting policy and specific voting positions has been established by the Advisor.  The Advisor’s Proxy Policies are intended to serve as a guideline and to further the economic value of each security held by the Fund.  The Advisor’s CCO or designee will review the Advisor’s Proxy Policies and update them as necessary.  Each proxy will be considered individually, after a review of the following: i) the Advisor’s Proxy Policies; ii) the written analysis and recommendation of an independent third party proxy service, currently Institutional Shareholder Services (“ISS”); and iii) the recommended vote of the subject corporation’s management. .

Where a proxy proposal raises a material conflict between the Advisor’s interests and the Fund’s interests, the Advisor will resolve the conflict by following the recommendation of ISS.

The Trust is required to annually file Form N-PX, which lists the Fund’s complete proxy voting record for the 12-month period ending June 30.  The Fund’s proxy voting record is available without charge, upon request, by calling toll-free 1-866-205-0524 and on the SEC’s website at www.sec.gov.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Prospectus regarding the purchase and redemption of Fund shares.

How to Buy Shares. The public offering price of Fund shares is the NAV. Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in proper form. In most cases, in order to receive that day’s public offering price, the Transfer Agent must receive your order in proper form before the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m., Eastern time.

The NYSE annually announces the days on which it will not be open for trading.  The most recent announcement indicates that it will not be open on the following days: New Year’s Day, Martin Luther King Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund’s shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund’s shares.

How to Sell Shares.  You can sell your Fund shares any day the NYSE is open for regular trading.  The Fund may require documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner.  Contact the Transfer Agent at 1-866-205-0524 for details.

Signature Guarantees.

A signature guarantee of each owner is required in the following situations:

•	If ownership is changed on your account;
•	When redemption proceeds are sent to any person, address or bank account not on record;
•	When establishing or modifying certain services on an account;
•	If a change of address was received by the Transfer Agent within the 15 days prior to redemption; and
•	For all redemptions of $100,000 or more from any shareholder account.

In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Shareholders redeeming their shares by mail should submit written instructions with a guarantee of their signature(s) by an eligible institution.  Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

Delivery of Redemption Proceeds.  Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Fund’s Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund’s shareholders.  Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the Fund’s portfolio securities at the time of redemption or repurchase.

Telephone Redemptions.  Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest Account Application or other written request for services, including purchasing or redeeming shares of the Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder’s latest Account Application or as otherwise properly specified to the Fund in writing.

The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Fund and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions.  If these procedures are followed, an investor agrees, however, that to the extent permitted by applicable law, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Transfer Agent.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectus. The Telephone Redemption Privilege may be modified or terminated without notice.

Redemptions-In-Kind.  The Fund has reserved the right to pay the redemption price of its shares, either totally or partially, by a distribution in-kind of portfolio securities (instead of cash).  The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold.  If a shareholder receives a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash.  The Trust has filed an election under SEC Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000).

Automatic Investment Plan.  As discussed in the Prospectus, the Fund provides an Automatic Investment Plan for the convenience of investors who wish to purchase shares of the Fund on a regular basis. All record keeping and custodial costs of the Automatic Investment Plan are paid by the Fund.  The market value of the Fund’s shares is subject to fluctuation, so before undertaking any plan for systematic investment, the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.

DETERMINATION OF NET ASSET VALUE

The NAV of the Fund’s shares will fluctuate and is determined as of the close of trading on the NYSE (generally 4:00 p.m. Eastern time) each business day.

The NAV per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time.  An example of how the Fund calculated its NAV per share as of October 31, 2007 is as follows:

Net Assets	=	NAV Per Share
Shares Outstanding

$26,407,568	=	$14.59
1,809,990

Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Advisor and the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.  Pursuant to those procedures, the Board considers, among other things: (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service; and (4) other factors as necessary to determine a fair value under certain circumstances.

Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“Nasdaq”) Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the Nasdaq Global Market System shall be valued at the most recent trade price.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above.  Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the
61st day.

Corporate debt securities are valued on the basis of valuations provided by dealers in those instruments, by an independent pricing service, approved by the Board, or at fair value as determined in good faith by procedures approved by the Board.  Any such pricing service, in determining value, will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield to maturity information.

All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

TAX MATTERS

Each series of the Trust is treated as a separate entity for federal income tax purposes.  The Fund, as a series of the Trust, intends to qualify and elects to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing and amount of distributions.  The Fund’s policy is to distribute to its shareholders all of its investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes.  However, the Fund can give no assurances that distributions will be sufficient to eliminate all taxes.  To avoid the excise tax, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax.

Net investment income generally consists of interest and dividend income, less expenses.  Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Fund.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income.  For individual shareholders, a portion of the distributions paid by a Fund may be qualified dividend income currently eligible for taxation at long-term capital gain rates to the extent a Fund designates the amount distributed as a qualifying dividend and certain holding period requirements are met.  In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent a Fund designates the amount distributed as a qualifying dividend and certain holding period requirements are met.  The aggregate amount so designated to either individual or corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by a Fund for its taxable year.  In view of the Fund’s investment policies, it is expected that dividends from domestic corporations will be part of the Fund’s gross income and that, accordingly, part of the distributions by the Fund may be eligible for qualified dividend income treatment for individual shareholders, or for the dividends-received deduction for corporate shareholders.  However, the portion of the Fund’s gross income attributable to qualifying dividends is largely dependent on the Fund’s investment activities for a particular year and therefore cannot be predicted with any certainty.  Further, the dividends-received deduction may be reduced or eliminated if Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time shares have been held.  Capital gain distributions are not eligible for qualified dividend income treatment or the dividends-received deduction referred to in the previous paragraph.  Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash.  Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.  Distributions are includable in alternative minimum taxable income in computing a shareholder’s liability for the alternative minimum tax.

Redemption of Fund shares may result in recognition of a taxable gain or loss.  Any loss realized upon redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.  Any loss realized upon a redemption may be disallowed under certain wash sale rules to the extent shares of the same Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

Under the Code, the Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations.  Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law.  If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.  Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding.  The Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates.  Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

This discussion and the related discussion in the Prospectus have been prepared by Fund management.  The information above is only a summary of some of the tax considerations generally affecting the Fund and its shareholders.  No attempt has been made to discuss individual tax consequences and this discussion should not be construed as applicable to all shareholders’ tax situations.  Investors should consult their own tax advisers to determine the suitability of the Fund and the applicability of any federal, state, local or foreign taxation.  Paul Hastings has expressed no opinion in respect thereof.

DIVIDENDS AND DISTRIBUTIONS

The Fund will receive income in the form of dividends and interest earned on its investments in securities. This income, less the expenses incurred in its operations, is the Fund’s net investment income, substantially all of which will be declared as dividends to the Fund’s shareholders.

The amount of income dividend payments by the Fund is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board. The Fund does not pay “interest” or guarantee any fixed rate of return on an investment in its shares.

The Fund also may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities.  Any net gain the Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from the eight previous taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of dividends giving rise to ordinary income.  If during any year the Fund realizes a net gain on transactions involving investments held more than the period required for long-term capital gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain. After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time the Fund’s shares may have been held by the shareholders. For more information concerning applicable capital gains tax rates, see your tax advisor.

Any dividend or distribution paid by the Fund reduces the Fund’s NAV per share on the date paid by the amount of the dividend or distribution per share.  Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.

Dividends and other distributions will be made in the form of additional shares of the Fund unless the shareholder has otherwise indicated.  Investors have the right to change their elections with respect to the reinvestment of dividends and distributions by notifying the Transfer Agent in writing, but any such change will be effective only as to dividends and other distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all new opening account applications.  The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

GENERAL INFORMATION

Investors in the Fund will be informed of the Fund’s progress through periodic reports.  Financial statements certified by the independent registered public accounting firm will be submitted to shareholders annually.

The Trust’s Agreement and Declaration of Trust (“Declaration of Trust”) permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Fund. Each share represents an interest in the Fund proportionately equal to the interest of each other share.  Upon the Fund’s liquidation, all shareholders would share pro rata in the net assets of the Fund available for distribution to shareholders.

The Declaration of Trust does not require the issuance of stock certificates.  If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.

The Board has created numerous series of shares, and may create additional series in the future, each of which has separate assets and liabilities.  Income and operating expenses not specifically attributable to a particular Fund are allocated fairly among the Funds by the Trustees, generally on the basis of the relative net assets of each Fund.

Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

With respect to the Fund, the Trust may offer more than one class of shares.  The Trust has reserved the right to create and issue additional series or classes.  Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. Currently, the Fund has only one class of shares.

The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class.  Expenses of the Trust which are not attributable to a specific series or class are allocated amount all the series in a manner believed by management of the Trust to be fair and equitable.  Shares have no pre-emptive or conversion rights.  Shares, when issued, are fully paid and non-assessable, except as set forth below.  Shareholders are entitled to one vote for each share held.  Shares of each series or class generally vote together, except when required under federal securities laws to vote  separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote.  Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees.  Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting.  No material amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment.  The Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record.  Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements.  Any series or class may be terminated at any time by vote of a majority of the shares of that series or by the Trustees by written notice to the shareholders of that series.  Unless each series and class is so terminated, the Trust will continue indefinitely.

The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities.

The Trust, the Advisor and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act.  These Codes permit, subject to certain conditions, personnel of the Advisor and Distributor to invest in securities that may be purchased or held by the Fund.

FINANCIAL STATEMENTS

The annual report for the Fund for the fiscal year ended October 31, 2007, is a separate document supplied upon request and the financial statements, accompanying notes and reports of the independent registered public accounting firm appearing therein are incorporated by reference in this SAI.

APPENDIX

SHORT-TERM RATINGS

Standard & Poor’s Short-Term Issue Credit Ratings

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.  The opinion evaluates the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.  The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long term or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Short-Term Issue Credit Ratings

A-1
A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1
A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2
A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3
A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C
A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D
A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Dual Ratings
Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S.municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

Local Currency and Foreign Currency Risks
Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody’s Short-Term Debt Ratings

Short-Term Ratings

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

Prime-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

Prime-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

Prime-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP
Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

PART C
(Edgar Lomax Value Fund)

OTHER INFORMATION

Item 23.  Exhibits

(a)	Agreement and Declaration of Trust dated October 3, 1996, was previously filed with the Trust’s Registration Statement on Form N-1A on December 6, 1996, and is incorporated herein by reference.

(b)
Amended and Restated By-Laws dated June 27, 2002, were previously filed with Post-Effective Amendment No. 113 to the Trust’s Registration Statement on Form N-1A on January 28, 2003, and are incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders is incorporated by reference to Registrant’s Agreement and Declaration of Trust and Amended and Restated By-Laws.

(d)	Investment Advisory Agreement – filed herewith.

(i)	Amendment No. 1 to the Investment Advisory Agreement – filed herewith.

(e)	Distribution Agreement – filed herewith.

(f)	Bonus or Profit Sharing Contracts – not applicable.

(g)	Custody Agreement was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(h)	Other Material Contracts

(i)
Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(ii)
Transfer Agency Service Agreement was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(iii)
Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(iv)	Operating Expenses Limitation Agreement — filed herewith.

(v)	Power of Attorney was previously filed with Post-Effective Amendment No. 152 to the Trust’s Registration Statement on Form N-1A on July 29, 2004, and is incorporated herein by reference.

(i)	Opinion of Counsel was previously filed with Post-Effective Amendment No. 20 to the Trust’s Registration Statement on Form N-1A on March 19, 1998, and is incorporated herein by reference.

(j)	Consent of Independent Registered Public Accounting Firm – filed herewith.

(k)	Omitted Financial Statements –not applicable.

(l)	Subscription Agreements were previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A on February 28, 1997, and are incorporated herein by reference.

(m)	Rule 12b-1 Plan – not applicable.

(n)	Rule 18f-3 Plan –not applicable.

(o)	Reserved.

(p)
Code of Ethics applicable to the Registrant and Advisor was previously filed with Post-Effective Amendment No. 257 to the Trust’s Registration Statement on Form N-1A on January 28, 2008, and is incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  Indemnification.

Reference is made to Article VII of the Registrant’s Agreement and Declaration of Trust, Article VI of Registrant’s By-Laws and Paragraph 7 of the Distribution Agreement.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 26.  Business and Other Connections of the Investment Advisor.

With respect to the Advisor, the response to this Item will be incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”), dated March 29, 2007.  The Advisor’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 27.  Principal Underwriter.

(a)            Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Fund Trust	Jensen Portfolio
Advisors Series Trust	Julius Baer Investment Funds
AIP Alternative Strategies Funds	Kensington Funds
AIP Variable Insurance Trust	Keystone Mutual Funds
Allied Asset Advisors Funds	Kiewit Investment Fund, LLLP
Alpine Equity Trust	Kirr Marbach Partners Funds Inc.

Alpine Income Trust	LKCM Funds
Alpine Series Trust	Masters’ Select Fund Trust
Brandes Investment Trust	Matrix Advisors Value Fund, Inc.
Brandywine Blue Funds, Inc.	Monetta Fund, Inc.
Brazos Mutual Funds	Monetta Trust
Bridges Investment Fund, Inc.	MP63 Fund Inc.
Buffalo Balanced Fund Inc.	Nicholas Equity Income Fund Inc.
Buffalo Funds	Nicholas Family of Funds Inc.
Buffalo High Yield Fund Inc.	Nicholas Fund, Inc.
Buffalo Large Cap Fund Inc.	Nicholas High Income Fund, Inc.
Buffalo Small Cap Fund Inc.	Nicholas II, Inc.
Buffalo USA Global Fund Inc.	Nicholas Ltd Edition, Inc.
Country Mutual Funds Trust	Nicholas Money Market Fund, Inc.
Cullen Funds Trust	Permanent Portfolio Family of Funds Inc.
Empiric Funds, Inc.	Perritt Funds Inc.
Everest Funds	Perritt Microcap Opportunities Fund Inc.
Fairholme Funds Inc.	PRIMECAP Odyssey Funds
FFTW Funds, Inc.	Professionally Managed Portfolios
First American Funds Inc.	Prospector Funds, Inc.
First American Investment Funds Inc.	Prudent Bear Funds, Inc.
First American Strategy Funds Inc.	Purisima Funds
Fort Pitt Capital Funds	Quaker Investment Trust
Glenmede Fund Inc.	Rainier Investment Management Mutual Funds
Glenmede Portfolios	Rockland Funds Trust
Greenspring Fund Inc.	Summit Mutual Funds Inc.
Guinness Atkinson Funds	Thompson Plumb Funds Inc.
Harding Loevner Funds Inc.	TIFF Investment Program Inc.
Hennessy Funds Trust	Trust for Professional Managers
Hennessy Funds, Inc.	Underlying Funds Trust
Hennessy Mutual Funds, Inc.	USA Mutuals
Hotchkis & Wiley Funds	Wexford Trust
Intrepid Capital Management Funds Trust	Wisconsin Capital Funds, Inc.
Jacob Internet Fund Inc.	WY Funds

(b)            To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike	President, Board Member	None
Andrew Strnad	Secretary	None
Joe Redwine	Board Member	Chairman, Chief Executive Officer
Bob Kern	Board Member	None
Eric W. Falkeis	Board Member	None
Teresa Cowan	Assistant Secretary	None
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

(c)            Not applicable.

Item 28.  Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S.Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank National Association 1555 North River Center Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Investment Advisor	The Edgar Lomax Company 6564 Loisdale Court Springdale, VA 22150

Item 29.  Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 30.  Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 260 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 260 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the in the City of Milwaukee and State of Wisconsin, on the 28th day of February, 2008.

Advisors Series Trust

By: /s/ Douglas G. Hess
     Douglas G. Hess
     President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 260 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Walter E. Auch*	Trustee	February 28, 2008
Walter E. Auch

James Clayburn LaForce*	Trustee	February 28, 2008
James Clayburn LaForce

Donald E. O’Connor*	Trustee	February 28, 2008
Donald E. O’Connor

George J. Rebhan*	Trustee	February 28, 2008
George J. Rebhan

George T. Wofford III*	Trustee	February 28, 2008
George T. Wofford III

/s/ Joe D. Redwine	Chairman and Chief	February 28, 2008
Joe D. Redwine	Executive Officer

/s/ Cheryl L. King	Treasurer and Principal	February 28, 2008
Cheryl L. King	Financial Officer

/s/ Douglas G. Hess	President and Principal	February 28, 2008
Douglas G. Hess	Executive Officer

*By: /s/ Douglas G. Hess		February 28, 2008
Douglas G. Hess Attorney-In Fact pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit	Exhibit No.
Investment Advisory Agreement	EX.99.d
Amendment No. 1 to the Investment Advisory Agreement	EX.99.d.1
Distribution Agreement	EX.99.e
Operating Expenses Limitation Agreement	EX.99.h.iv
Consent of Independent Registered Public Accounting Firm	EX.99.j